Cover	Sep. 12, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends the Current Report on Form 8-K filed on September 12, 2025 (the “Original Form 8-K”) solely to insert the correct logo on the cover page. As previously furnished, the cover page reflected the incorrect new logo of Bio Green Med Solution, Inc., which has been corrected on the cover page to this Amendment No. 1. No other changes have been made to the Original Form 8-K.
Document Period End Date	Sep. 12, 2025
Entity File Number	0-50626
Entity Registrant Name	Bio Green Med Solution, Inc.
Entity Central Index Key	0001130166
Entity Tax Identification Number	91-1707622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 10, Tower 11
Entity Address, Address Line Two	Avenue 5, No. 8
Entity Address, Address Line Three	Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(908)
Local Phone Number	517-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BGMS
Security Exchange Name	NASDAQ
Preferred Stock, $0.001 par value
Title of 12(b) Security	Preferred Stock, $0.001 par value
Trading Symbol	BGMSP
Security Exchange Name	NASDAQ